Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Long-term Investments.
Schedule of long-term investments

	As of December 31,
	2024	2025
Equity investments:
Equity securities without readily determinable fair values using the measurement alternative	708,124	742,314
Equity securities without readily determinable fair values using the NAV practical expedient	72,434	91,464
Equity securities with readily determinable fair values	140,985	14,894
Equity investments accounted for using the equity method	1,354	—
Total	922,897	848,672